SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
NOTE 14 - SUBSEQUENT EVENTS

On May 17, 2021, Ylimit LLC (“Ylimit”) converted $962,680 of their convertible debt into 58,151,174 shares of common stock at a conversion price of $0.014 and into 123,083 of Series A Preferred Stock at a price of $1.20 per shares. After the transaction, Ylimit had $743,269 in outstanding convertible notes and accrued interest due from the Company.

In February 2021, the Company entered into a $165,000 8% Convertible Note Agreement with an accredited investor that matures on November 16, 2021. The Note carried an original issue discount (OID) of 10% so the amount funded to the Company was $150,000.The note contains a conversion Price shall equal $.0171 (fixed price equaling 90% of the lowest variable weighted average price (“VWAP”) for 10 days preceding the Issue Date) (the “Fixed Conversion Price”), subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower.